Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted earnings per share	455,824	481,828	389,440
Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted earnings per share	1,407,232	90,536	714,700